Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	$ 1,995,884,822	$ 1,393,686,854
Debt Securities at fair value through profit or loss	598,794,865	2,467,190,345
Derivative Financial Instruments	35,290,286	10,362,961
Repurchase Transactions	1,170,165,239	359,750,280
Other Financial Assets	178,103,536	174,440,243
Loans and Other Financing	3,080,706,325	3,871,626,785
Other Debt Securities	1,926,334,348	1,141,853,895
Total Assets	10,216,057,804	10,488,176,207
Liabilities
Derivative Financial Instruments	12,238,747	5,275,600
Other Financial Liabilities	1,273,329,296	1,086,252,228
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,128,699	116,684,862
Debt Securities	92,715,512	209,587,705
Subordinated Debt Securities	205,612,893	141,394,653
Insurance Contracts Liabilities	105,700,532	4,068,201
Other Non-financial Liabilities	278,169,377	279,341,084
Total Liabilities	8,198,813,805	8,592,294,336
Income (Loss)
Net Income from interest	1,727,685,820	474,947,519	$ 662,878,484
Net fee Income	471,430,835	422,076,432	412,499,370
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	273,897,741	1,052,905,089	579,970,081
Other Operating Income (Expense)	381,761,004	229,783,588	155,435,612
Insurance Business Result	36,343,038	40,075,037	44,584,836
Other Operating Expenses	(565,566,379)	(396,299,340)	(335,783,492)
Operating Income	540,080,120	205,473,024	288,927,137
Related parties
Assets
Cash and Due from Banks	32,925,610	15,722,561
Debt Securities at fair value through profit or loss	14,192,140	12,636,623
Derivative Financial Instruments	6,460,870	3,865,120
Repurchase Transactions	21,381,414	33,994,862
Other Financial Assets	9,872,423	161,060
Loans and Other Financing	65,878,587	110,405,186
Other Debt Securities	0	1,129,230
Total Assets	150,711,044	177,914,642
Liabilities
Deposits	42,792,375	22,897,792
Derivative Financial Instruments	6,460,870	3,865,121
Repurchase Transactions	21,381,414	33,994,862
Other Financial Liabilities	7,598,375	233,462
Financing Received from the Argentine Central Bank and Other Financial Institutions	57,578,136	102,977,285
Debt Securities	12,017,844	13,765,853
Subordinated Debt Securities	2,174,296	0
Insurance Contracts Liabilities	4,122	13,490
Other Non-financial Liabilities	703,620	166,777
Total Liabilities	150,711,052	177,914,642
Income (Loss)
Net Income from interest	2,726,778	6,536,244	(3,431,444)
Net fee Income	10,071,566	9,262,528	10,751,388
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(4,902,244)	(7,032,117)	2,055,661
Other Operating Income (Expense)	7,497,114	8,029,042	9,613,987
Income from Insurance Business	0	0	18,802,510
Insurance Business Result	(15,098,338)	(15,435,857)	0
Administrative Expenses	(825,369)	(1,649,430)	(852,450)
Other Operating Expenses	(1,682)	(50,735)	(44,427)
Operating Income	$ (532,175)	$ (340,325)	$ (709,795)